Material Accounting Policies - Additional Information (Details) - Investment properties except for land [member]	12 Months Ended
Dec. 31, 2024
Bottom of range [member]
Material Accounting Policies [Line Items]
Investment property useful life (in years)	8
Top of range [member]
Material Accounting Policies [Line Items]
Investment property useful life (in years)	40